Income Taxes - Summary of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2016 USD ($)
Income Tax Disclosure [Abstract]
Additions based on tax positions related to current year	$ 1,258
Additions for tax positions of prior years	1,068
Reductions for tax positions of prior years	0
Settlements	0
Ending Balance	$ 2,326